Subsequent Event (Details) - Subsequent Event [Member]	Apr. 22, 2026 USD ($)	Apr. 22, 2026 IDR (Rp)	Apr. 01, 2026 USD ($)	Mar. 27, 2026 USD ($) $ / shares shares	Feb. 13, 2026 IDR (Rp)	Jan. 26, 2026 USD ($)	Feb. 13, 2026 USD ($) m²
Subsequent Event [Line Items]
NVIDIA B300 AI servers							300
Estimated total contract							$ 120,000,000
Paid a deposit						$ 3,500,000
Acquire square meters of land (in Square Meters) | m²							50,000
Booking deposit for the temporary reservation							$ 180,000
Booking fee (in Rupiahs) | Rp					Rp 3,000,000,000
VAT Rate							11.00%
Principal amount of unsecured, interest-free loan	$ 6,500,000		$ 3,500,000
Unsecured loan, drawn down	$ 6,500,000		$ 3,500,000
Connection fees and customer guarantee deposits (in Rupiahs) | Rp		Rp 46,000,000,000
Loan bears interest rate	3.00%
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Initial share issued (in Shares) | shares				2,910,000
Sale of stock per shares (in Dollars per share) | $ / shares				$ 5
Sale of Stock, Consideration Received on Transaction				$ 14,550,000